Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment [Table Text Block]
Property, plant, and equipment consists of the following:

	As of December 31,
	2015	2014
In millions
Land	$4.8	$5.1
Software	23.2	23.2
Buildings and improvements	136.3	188.3
Machinery and equipment	1,084.2	1,106.2
Subtotal	1,248.5	1,322.8
Less accumulated depreciation	(773.0)	(788.3)
	475.5	534.5
Construction in progress	55.3	64.3
Total property, plant, and equipment, net	$530.8	$598.8